Share-based compensation - Share option plans - DSPPP (Details) - Deferred Strike Price Payment Plan (DSPPP)	12 Months Ended
	Dec. 31, 2025 EquityInstruments SFr / shares	Dec. 31, 2024 EquityInstruments SFr / shares	Dec. 31, 2023 EquityInstruments SFr / shares
Share-based compensation
Payment deferral period for equity incentive units exercised	10 years
Expiration period for options	10 years
Beginning balance	29,950,268	29,958,807	17,438,883
Forfeited	(45,578)	(8,539)	(7,311)
Granted	0	0	12,527,235
Ending balance	29,904,690	29,950,268	29,958,807
Average subscription price / floor price / deferred strike price at beginning of period | SFr / shares	SFr 0.09	SFr 0.09	SFr 0.13
Forfeited | SFr / shares	0.07	0.09	0.13
Granted | SFr / shares			0.043
Average subscription price / floor price / deferred strike price at end of period | SFr / shares	SFr 0.09	SFr 0.09	SFr 0.09
Shares not subject to sales restrictions	23,632,556	18,512,037
Shares related to employees and Executive Managers transferred on disposal of operations	8,660,516	25,234,215